As filed with the Securities and Exchange Commission on November 21, 2025

Registration No. 333-286859

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

FS Specialty Lending Fund

(Exact Name of Registrant as Specified in Charter)

201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Address of Principal Executive Offices)

(215) 495-1150
(Area Code and Telephone Number)

Stephen S. Sypherd
FS Investments
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and Address of Agent for Service)

Copies to:

Kevin T. Hardy Skadden, Arps, Slate, Meagher & Flom LLP 320 South Canal Street Chicago, Illinois 60606 Telephone: (312) 407-0641	Michael K. Hoffman Skadden, Arps, Slate, Meagher & Flom LLP One Manhattan West New York, New York 10001 (212) 735-3406

Approximate Date of Proposed Public Offering: As soon as practicable.

It is proposed that this filing will become effective immediately pursuant to Rule 462(d) under the Securities Act of 1933, as amended

EXPLANATORY NOTE

The Joint Proxy Statement/Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “SEC”) on July 2, 2025 pursuant to Rule 424(b)(3) of the Securities Act of 1933, are incorporated herein by reference. This Post-Effective Amendment is being filed for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

A-1

PART C: OTHER INFORMATION

ITEM 15. Indemnification

Reference is made to Article VII, Sections 7.2 through 7.8, of the Registrant’s Declaration of Trust, a copy of which is filed herewith, and which is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund’s Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. Exhibits

Exhibit No.	Description of Exhibit
(1)(a)	Certificate of Trust of the Registrant(1)
(1)(b)	Amended and Restated Agreement and Declaration of Trust of the Registrant(1)
(2)	Bylaws of the Registrant(1)
(3)	Not applicable
(4)	Agreement and Plan of Reorganization, filed as Appendix B to the Joint Proxy Statement/Prospectus constituting Part A of the Registration Statement(1)
(5)	Not applicable
(6)(a)	Investment Advisory Agreement between the Registrant and FS/EIG Advisor, LLC(3)
(6)(b)	Fee Waiver Agreement between the Registrant and FS/EIG Advisor, LLC(4)
(7)	Not applicable
(8)	Not applicable
(9)	Form of Custodian Agreement between Registrant and State Street Bank and Trust Company(1)
(10)	Not applicable
(11)	Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP(2)
(12)	Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP*
(13)	Administration Agreement between the Registrant and FS/EIG Advisor, LLC(5)
(14)	Consent of the Independent Registered Public Accounting Firm for the Registrant and FS Specialty Lending Fund(2)
(15)	Not applicable
(16)	Power of Attorney(1)
(17)	Form of Proxy Card for FS Specialty Lending Fund(1)
(18)	Calculation of Filing Fee Tables(2)

*	Filed herewith.

(1)	Incorporated by reference to the Registration Statement on Form N-14 8C (File No. 333-286859) filed by the Registrant on April 30, 2025.

(2)	Incorporated by reference to the Registration Statement on Form N-14 8C/A (File No. 333-286859) filed by the Registrant on June 13, 2025.

C-1

(3)	Incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed by the Registrant on October 28, 2025.

(4)	Incorporated by reference to Exhibit 10.2 to the Current Report on Form 8-K filed by the Registrant on October 28, 2025.

(5)	Incorporated by reference to Exhibit 10.3 to the Current Report on Form 8-K filed by the Registrant on October 28, 2025.

ITEM 17. Undertakings

(1)        The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable Exchange registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)        The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

C-2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, State of Pennsylvania on the 21st day of November, 2025.

FS SPECIALTY LENDING FUND (formerly, New FS Specialty LENDING FUND)

By:	/s/ Michael C. Forman
Name:	Michael C. Forman
Title:	Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 21st day of November, 2025.

NAME	TITLE

Principal Executive Officer:

/s/ Michael C. Forman	Trustee, Chairman of the Board and Chief Executive Officer
Michael C. Forman

Principal Financial Officer and Principal Accounting Officer:

/s/ Edward T. Gallivan, Jr.	Chief Financial Officer
Edward T. Gallivan, Jr.

*	Trustee
Sidney R. Brown

*	Trustee
Gregory P. Chandler

*	Trustee
Richard I. Goldstein

*	Trustee
Charles P. Pizzi

*	Trustee
Pedro A. Ramos

* By:	/s/ Michael C. Forman
Michael C. Forman
As Attorney-In-Fact, Pursuant to a Power of Attorney incorporated herein by reference
November 21, 2025

C-3

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
(12)	Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP

C-4